Other Financial Disclosures	12 Months Ended
Dec. 31, 2023
Other Financial Disclosures [Abstract]
Other financial disclosures
7.	Other financial disclosures

As of December 31, 2023, other financial obligations exist from master purchase agreements for materials with a commitment of kEUR 42,064 (December 31, 2022: kEUR 48,784) of which kEUR 36,885 (December 31, 2022: kEUR 32,249) are short-term financial obligations. Furthermore, there are purchase agreements mainly for materials with a commitment of kEUR 43,030 (December 31, 2022: kEUR 85,214) of which kEUR 41,008 (December 31, 2022: kEUR 73,888) are short-term financial obligations.

As of December 31, 2023, there is a financial obligation of kEUR 4,109 (December 31, 2022: kEUR 3,452) per year from contracted long-term cost allocation agreements and rents with affiliated companies.